Shareholder Report, Average Annual Return (Details) 266837_Hotchkis - Wiley Global Value Fund_Class A_TSR Annual {Class A}	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	9.88%	9.74%	10.60%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	16.00%	10.93%	11.20%
MSCI World Index (Net) USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net) USD
Average Annual Return, Percent	21.34%	11.47%	13.14%